Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fixed maturities, amortized cost	$ 62,441.9	$ 50,264.0
Short-term investments, amortized cost	1,789.9	2,861.7
Nonredeemable preferred stocks, cost	977.1	1,364.2
Equity Securities Common Equities Cost	706.0	826.1
Premium receivable, allowance for credit loss	369.1	343.3
Property and equipment, accumulated depreciation	$ 1,655.1	$ 1,551.1
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900,000,000.0	900,000,000.0
Common Shares, issued (shares)	797,600,000	797,600,000
Treasury Stock, Common, Shares	212,300,000	212,700,000
Serial Preferred Stock
Preferred shares, authorized (in shares)	20,000,000.0	20,000,000.0
Series B Preferred Stock | Serial Preferred Stock
Preferred shares, authorized (in shares)	500,000	500,000
Preferred stock, par value	$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share	$ 1,000	$ 1,000
Preferred shares, issued (in shares)	500,000	500,000
Preferred Stock, Shares Outstanding (in shares)	500,000	500,000